Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The following table presents the carrying values of the assets and liabilities of entities that are VIEs and consolidated by the Company at June 30, 2020:

	June 30, 2020	December 31, 2019
	(Unaudited)

Assets
Current assets:
Cash and cash equivalents	$802,033	$6,234
Accounts receivable, net	955,246	21,697
Inventory	20,623	51,090
Prepaid expenses and other current assets	1,412,728	379,561
Total current assets	3,190,630	458,582
Property and equipment, net	24,001	32,661
Total assets	$3,214,631	$491,243

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$194,738	$337,648
Accrued expenses and other current liabilities	15,806	-
Deferred revenues	907,500	-
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,690,945	-
Notes payable, current	150,000	-
Due to related party	315,666	315,666
Total current liabilities	3,274,655	12,973,319

The following table presents the operations of entities that are VIEs and consolidated by the Company at June 30, 2020:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Revenues, net	$1,051,945	$80,120	$1,274,477	$285,542
Cost of revenues	789,000	49,590	994,923	124,659
Gross profit	262,945	30,530	279,554	160,883

Operating expenses:
Selling, general and administrative	136,648	100,961	203,562	192,699
Operating income	126,297	(70,431)	75,992	(31,816)

Other (expense) income:
Interest expense	(21,331)	-	(56,956)	-
Total other (expense) income	(21,331)	-	(56,956)	-
Loss before income taxes	104,966	(70,431)	19,036	(31,816)
Income tax expense	-	-	-	-
Net income	$104,966	$(70,431)	$19,036	$(31,816)